STOCK-BASED COMPENSATION	12 Months Ended
Sep. 30, 2020
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

15.         STOCK-BASED COMPENSATION

On October 2, 2017 the Company granted its employees options to purchase 2,500 ordinary shares at the exercise price of US$16.5 (“Tranche 16”), on December 22, 2017 the Company granted its employees options to purchase 8,800 ordinary shares at the price of US$8.0 (“Tranche 17”), on January 2, 2018 the Company granted its employees options to purchase 29,000 ordinary shares at the price of US$9.1 (“Tranche 18”), on March 1, 2018 the Company granted its employees options to purchase 20,000 ordinary shares at the price of US$8.2 (“Tranche 19”), on January 2, 2019 the Company granted its employees options to purchase 36,000 ordinary shares at the price of US$5.19 (“Tranche 20"), on January 2, 2020 the Company granted its employees options to purchase 38,000 ordinary shares at the price of US$5.3 ("Tranche 21").

All the options have an expiration date that is 5 to 10 years from the date of grant and vest immediately or over a period of 1 to 5 years.  59,000 and 33,000 options under the 2009 Plan, and 247,300 and 247,300 options under the 2014 Plan were outstanding as of September 30, 2019 and 2020 respectively.

All the option awards have an exercise price of US$5.19 to US$20.7 and expire 5 to 10 years from the date of grant and vest immediately or over a period of 1 to 10 years.

For the options outstanding at September 30, 2019 and 2020, the weighted average remaining contractual lives are 4.02 and 0.26 years, respectively.

The Company recorded share-based compensation expense for share options of RMB4,313, RMB904 and RMB658 for the years ended September 30, 2018, 2019 and 2020 respectively. As of September 30,2019 and 2020, there were RMB-nil- and RMB-nil- of total unrecognized compensation expense related to non-vested share-based compensation arrangement under the 2014 Plan.

Under the terms of the 2009 Plan, on December 28, 2017 the Company granted 33,000 restricted shares to its management at an aggregate value of RMB1,881, based on the stock closing price of US $8.7 at December 28, 2017. The vesting period of these shares was five-days from grant date, which was January 3, 2018.

Under the term of the 2014 Plan, on March 1, 2018, June 1, 2018 and September 1, 2018 the Company granted total of 22,500 restricted shares to its management at an aggregate value of US$167,925, based on the stock closing price of US$8.6, US$7.2 and US$6.6 at March 1, 2018, June 1, 2018 2019 and September 1, 2018, respectively. The vesting period of these shares was 1 year from the grant date, which is March 1, 2019, June 1, 2019 and September 1, 2019, respectively. The Company issued a total of 207,800 restricted shares to its management and employees during the year ended September 30, 2019. The Company issued a total of 320,000 restricted shares to its management and employees during the year ended September 30, 2020. The Company recorded share-based compensation expense for restricted shares of RMB2,272,  RMB11,218 and RMB11,566 for the years ended September 30, 2018, 2019 and 2020, respectively.

During the fiscal year ended September 30, 2020, we awarded an aggregate of 30,000 treasury stock shares to its employees and recorded share-based compensation expense of RMB 1,595, and resulted in decrease RMB7,212 cost of treasury stocks.

A summary of the stock option activity under the 2005, 2009 and 2014 Plans is as follows:

	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche
	9	10	11	12	13	14	15	16	17	18	19	20	21
	January 2,	January 2,	January 4,	April 19,	May 16,	August 3,	January 3,	October 2,	December 22,	January 2,	March 1,	January 2,	January 2,
Grant date	2014	2015	2016	2016	2016	2016	2017	2017	2017	2018	2018	2019	2020

Outstanding as of September 30, 2018	34,500	19,500	13,500	60,000	20,000	20,000	18,000	2,500	8,800	29,000	20,000	—	—

Number of options granted	—	—	—	—	—	—	—	—	—	—	—	36,000	38,000
Options exercised	—	—	—	—	—	—	—	—	—	—	—	—	—
Options cancelled/expired	—	—	—	—	—	—	—	—	—	—	—	—	—
Outstanding as of September 30, 2019	34,500	19,500	13,500	60,000	20,000	20,000	18,000	2,500	8,800	29,000	20,000	36,000	38,000

Number of options granted	—	—	—	—	—	—	—	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—	—	—	—	—	—	—	—
Options cancelled/expired	(34,500)	(19,500)	—	—	—	—	—	—	—	—	—	—	—
Outstanding as of September 30, 2020	—	—	13,500	60,000	20,000	20,000	18,000	2,500	8,800	29,000	20,000	36,000	38,000
Options vested and exercisable
At September 30, 2019	34,500	19,500	13,500	60,000	20,000	20,000	18,000	2,500	8,800	29,000	20,000	36,000	38,000
At September 30, 2020	—	—	13,500	60,000	20,000	20,000	18,000	2,500	8,800	29,000	20,000	36,000	38,000
Weighted average fair value at the grant date (US$)	6.5	7.5	9.0	15.4	12.4	14.4	4.0	7.7	4.4	5.1	5.1	4.0	2.5

The fair value of each option granted is estimated on the date of grant using the Black-Scholes Option Pricing Model:

	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche
	9	10	11	12	13	14	15	16	17	18	19	20	21
Exercise price (US$)	12.7	14.8	13.8	20.5	16.5	20.0	20.7	16.5	8.0	9.1	8.2	5.19	5.30
Average risk-free interest rate	0.76%	1.07%	1.73%	1.79%	1.75%	1.55%	1.94%	1.94%	2.26%	2.25%	2.58%	2.49%	1.67%
Expected option life (year)	3	3	5	10	10	10	5	5	5	5	5	5	5
Volatility rate	79.2%	79.67%	80.72%	69.27%	69.92%	65.37%	63.87%	52.40%	63.2%	64.6%	68.2%	103.0%	52.6%
Dividend yield	—	—	—	—	—	—	—	—	—	—	—	—	—

The aggregate intrinsic value as of September 30, 2020 and 2019 is US$344 and US$189, respectively.